Forester Value Fund

Forester Discovery Fund

Incorporated herein by reference is the definitive version of the prospectus for the Forester Funds filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on August 1, 2011 (SEC Accession No. 0001162044-11-000664).